Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 20, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2019, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Luminus Management, LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Luminus Management, LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The list of sub-advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:

Bayview Asset Management, LLC

Blackstone Real Estate Special Situations Advisors L.L.C.

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

D. E. Shaw Investment Management, L.L.C.

Emso Asset Management Limited

Endeavour Capital Advisors Inc.

Good Hill Partners LP

GSO / Blackstone Debt Funds Management LLC

H2O AM LLP

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Luminus Management, LLC

Magnetar Asset Management LLC

Nephila Capital Ltd.

NWI Management, L.P.

Sage Rock Capital Management LP

Shelter Growth Capital Partners LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Market Neutral
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies	Fixed Income – Asset Backed
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Luminus Management, LLC	Equity Hedge Strategies	Equity Long/Short
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
NWI Management, L.P.	Macro Strategies	Discretionary Thematic
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Shelter Growth Capital Partners LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” section in the Prospectus:

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Luminus Management, LLC (“Luminus”), located at 1700 Broadway, 26th Floor, New York, NY 10019, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets and/or a portion of the Cayman Subsidiary’s assets using Equity Hedge Strategies. Founded in 2002, Luminus had approximately 1.9 Billion in assets under management as of March 31, 2020.

Principal Investment Risks

Effective immediately, the following disclosure is added to the “Fund Summary—Principal Investment Risks—Investment and Trading Risks in General” section of the Prospectus:

•

California Carbon Allowance (CCA) Risk. The Fund may invest in California Carbon Allowances (“CCAs”) and/or futures on CCAs. Political, judicial, and regulatory developments in California may adversely affect the value of CCAs, including without limitation due to the revocation of CCAs or due to changes to or termination of the cap-and-trade program under which CCAs are traded. Any disruptions to the market tracking system supporting the CCA market, Compliance Instrument Tracking System Service (“CITSS”), including without limitation disruptions resulting from cyberattacks or other cyber-security incidents, could negatively affect the value of CCAs. The trading, settlement, and safekeeping processes available in the CCA market are generally less developed than in equity markets and may create risks to the Fund.

Effective immediately, the following disclosure is added to the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks” section of the Prospectus:

•

California Carbon Allowance (CCA) Risk. The Fund may invest in CCAs and/or futures on CCAs. Political, judicial, and regulatory developments in California may adversely affect the value of CCAs, including without limitation due to the revocation of CCAs or due to changes to or termination of the cap-and-trade program under which CCAs are traded. There are relatively few laws, regulations, or rulings specifically addressing CCAs. CCAs have no intrinsic value outside of the cap-and-trade program. At present, California state law does not view the ownership of CCAs as a property right. Therefore, California would not be obligated under the Takings Clause of the Constitution to compensate the holder of a CCA if it revoked the CCA. The cap-and-trade program has been subject to legal challenges in the past by various market participants and stakeholders. Adverse court rulings or successful legal challenges could materially affect CCA credit prices. Political developments in California or elsewhere could also have material impacts on the CCA market and the Fund’s investments in CCAs and/or futures on CCAs. Political events such as voter reaction to volatility in energy prices and perceptions of impacts of the CCA market on retail gasoline and diesel prices could lead to pressure on regulatory agencies to amend program rules, or legislative or ballot proposition efforts to amend or repeal the regulations underpinning the CCA market. In addition, it is possible that a natural disaster affecting critical infrastructure may impact the CCA market, including without limitation due to a suspension of greenhouse gas-related programs and regulation. Any disruptions to CITSS, including without limitation disruptions resulting from cyberattacks or other cyber-security incidents, could negatively affect the value of CCAs. Neither Blackstone nor the Sub-Advisers control the cyber security plans and systems put in place by CITSS and such third party service providers may have limited indemnification obligations to third parties, including the Fund. The trading, settlement, and safekeeping mechanisms and processes used in the CCA market are generally less developed than in equity markets, and transfers of CCAs may not be promptly processed by CITSS. Any resulting inefficiencies and risks in the underlying CCA market may subject the Fund to additional risks.

In response to statements made by the Securities and Exchange Commission’s Division of Investment Management regarding investment company risk disclosures and the recent outbreak of COVID-19, effective immediately, the “Market Risk and Selection Risk” disclosure in the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Investment and Trading Risks in General” section of the Prospectus is deleted in its entirety and replaced with the following expanded version:

•

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant disruptions to the financial markets, including epidemics and pandemics and economic, natural, and man-made disasters, could adversely affect the liquidity and volatility of securities held by the Fund.

Most recently, the outbreak of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains, and customer activity, event cancellations and restrictions, service cancellations, reductions, and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. These impacts have caused significant market volatility, exchange trading suspensions and closures, and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic and its effects may last for an extended period of time and will likely precipitate a substantial economic downturn or recession. The impact of the COVID-19 outbreak will likely negatively affect the global economy, the economies of individual countries, and the financial performance of individual companies, sectors, industries, asset classes, and markets in significant and unforeseen ways. Any such impact could adversely affect the value and liquidity of the Fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance. In addition, the outbreak of COVID-19 and measures taken to mitigate its effects could result in disruptions to the services provided to the Fund by its service providers.

Market environment changes may adversely affect the performance of a model and amplify losses. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies.

Selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 20, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2019, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Luminus Management, LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Luminus Management, LLC (“Luminus”). The principal owner of Luminus is Jonathan Barrett.

Officers

Effective immediately, the “Officers” table in the “Management—Board of Trustees Composition and Fund Leadership Structure” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 - Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007-Present)

James Hannigan (1983)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (August 2016 - Present); Chief Legal Officer (March 2015 - Present) Anti-Money Laundering Officer (August 2016 - September 2018)	Managing Director,[2] Blackstone (2018-Present); Vice President, Blackstone (2014-2017);

Charmagne Kukulka (1989)	Interim Secretary	March 2020 to Present	Associate, Blackstone (2020-Present; Analyst, (2015-2019)

Natasha Kulkarni (1985)	Secretary	May 2018 to Present	Principal, Blackstone (2020-Present); Vice President, Blackstone (2016-2019); Associate, Blackstone (2013-2015)

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 - Present	Senior Managing Director,[2] Blackstone (2016-Present); Chief Financial Officer, BAAM (2007-Present) and BAIA (2012-Present); Managing Director,[2] Blackstone (2007-2015)

Sherilene Sibadan (1976)	Anti-Money Laundering Officer	Anti-Money Laundering Officer (July 2019 - Present)	Senior Vice President, Blackstone (2016-Present) Vice President, Blackstone (2013-2016)

[1]	Term of office of each Officer is indefinite until his death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

Sub-Adviser Proxy Voting Policy

Effective immediately, the following disclosure is added to Appendix A to the Statement of Additional Information:

Summary of Luminus’s Policy on Proxy Voting, Corporate Actions and Class Actions

Background

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client Securities to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client Securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their Securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, Rule 204-2(c)(2) imposes recordkeeping requirements on investment advisers that execute proxy voting authority.

Luminus generally has the authority to vote the proxies received on securities held in the Funds. Luminus’ objective is to vote proxies in the best interests of the Funds as mandated by the Funds’ objectives described in the private placement memoranda.

While the Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions, an investment adviser may adopt policies and procedures regarding class actions.

Policies and Procedures

The Proxy Voting Process

In accordance with Luminus’ agreements with its Clients, Luminus generally votes proxies on behalf of each Client.

It is Luminus’ policy to vote proxies in the best interest of Clients. Luminus will generally vote in the same manner for all Clients holding a particular security, subject to investment objectives and best interests of each Client. The policies do not mandate that Luminus vote every proxy it receives, as described in more detail below.

Luminus votes Client securities after thorough consideration, taking into account Luminus’ strategy for the investment, specific circumstances, and the recommendations of a neutral third party that issues recommendations based on its own internal guidelines and research, and retains a record of all of its recommendations.

Analysts assigned to cover specific companies are designated to monitor and opine on proxy proposals. Analysts must consult with the relevant Portfolio Manager regarding proxy proposals. Luminus may vote client securities in a manner that is inconsistent with third parties’ recommendations when the analyst and Portfolio Manager believe it is in the best interest of the Clients and such a vote does not create a conflict of interest between the Client and Luminus. In certain cases, Luminus may decide that the proper course of action is not to vote (abstain).

In such a case, the CCO should be notified.

Luminus votes Client securities using an electronic voting platform and retains a record of proxy votes for each Client.

Identification and Escalation of Material Conflicts of Interest

Investment professionals assigned to cover a particular issuer will consider whether Luminus is subject to any material conflict of interest in connection with each proxy vote. Investment professionals must notify the CCO if they are aware of any material conflict of interest associated with a proxy vote. It is difficult to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help identify potential conflicts:

•	Instances where Luminus may provide investment advice to a publicly traded company (an “Issuer”) and Luminus receives a proxy solicitation from that Issuer, or from a competitor of the Issuer;

•	Luminus or an affiliate has a financial interest in the outcome of a proxy vote;

•	An issuer or some other third party offers Luminus or an Employee compensation in exchange for voting a proxy in a particular way;

•	An Employee, or a member of an Employee’s household, has a personal or business relationship with an Issuer and Luminus receives a proxy solicitation from that Issuer; and

•	Luminus or its Employees have a short position in an Issuer, but Luminus’ Clients have a long position in the same Issuer and Luminus receives a proxy solicitation from the Issuer.

If Luminus detects a material conflict of interest in connection with a proxy solicitation, Luminus will abide by the following procedures:

•	The CCO will convene the investment professionals responsible for managing the position.

•	The CCO will describe the proxy vote under consideration and identify the perceived conflict of interest, and propose the course of action that he believes is in Luminus’ Clients’ best interests.

•

After considering the CCO’s proposal, each investment professional involved will make a recommendation regarding the proxy vote. If the investment professionals and CCO are unable to reach a decision regarding the proxy vote, Luminus may elect to abstain from the vote or vote with the third party recommendation.

•	The CCO or a designee will retain documentation of the voting service or consultant’s recommendation and will vote Clients’ proxies in accordance with that recommendation via Broadridge.

Luminus will not neglect its proxy or corporate action voting responsibilities, but Luminus may abstain from voting if it deems that abstinence is in its Clients’ best interests. The CCO or a designee will maintain documentation describing the rationale for any instance in which Luminus does not vote a Client’s proxy. In addition, with respect to Clients that have elected to participate in securities lending with a prime broker/custodian, Luminus may not be able to call back securities to vote and therefore may not have the ability to vote such proxies.

If Luminus votes the same proxy in two directions, the CCO or a designee will maintain documentation describing the reasons for each vote (e.g., Luminus believes that voting with management is in the best interests of debt holder, but detrimental to equity held by another Fund).

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Investor’s attempt to influence proxy voting should be promptly reported to the CCO.

Class Actions

As a fiduciary, Luminus always seeks to act in Clients’ best interests. Senior Management and the CCO will assess whether a Client should (a) participate in a recovery achieved through a class action, or (b) opt out of the class action and separately pursue their own remedy. The CCO or a designee oversees the completion of Proof of Claim forms and any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The CCO or a designee will maintain documentation associated with a Client’s participation in class actions.

Employees must notify the CCO if they are aware of any material conflict of interest associated with a Client’s participation in class actions. Senior Management and the CCO will evaluate any such conflicts and determine an appropriate course of action for Luminus.

Luminus generally does not serve as lead plaintiff in class actions but reserves the right to do so.

Disclosures to Investors

Luminus includes a description of its policies and procedures regarding proxy voting in Part 2 of Form ADV, along with a statement that Investors can contact the CCO to obtain a copy of these policies and procedures and information about how Luminus voted with respect to the Client’s Securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.

As a matter of policy, Luminus does not disclose how it expects to vote on upcoming proxies. Additionally, Luminus does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Shareholders should retain this Supplement for future reference.